MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Interest receivable	$ 5,096	$ 479
TradingDebtSecuritiesHoldingGainLosses	39,535
Gross unrealized gains	322	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(362)	(371)
Debt Securities, Available-for-Sale	635,852	64,332
Amortized cost	635,892	64,703
Debt Securities	$ 958,057	$ 344,728